DESCRIPTION OF TRANSCANADA'S BUSINESS (Details)	12 Months Ended	0 Months Ended	12 Months Ended									12 Months Ended							12 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended						12 Months Ended
	Dec. 31, 2012 item	Dec. 15, 2011 Ontario solar projects MW item	Dec. 31, 2012 Sundance A MW	Dec. 31, 2012 Sundance B MW	Dec. 31, 2012 Sheerness MW	Dec. 31, 2012 TC PipeLines, LP	Dec. 31, 2011 TC PipeLines, LP	May 03, 2011 TC PipeLines, LP	Dec. 31, 2010 TC PipeLines, LP	Dec. 31, 2012 ASTC Power Partnership	Dec. 31, 2012 Natural Gas Pipelines TC PipeLines, LP	Dec. 31, 2012 Natural Gas Pipelines Ontario Power Authority MW	Dec. 31, 2012 Natural Gas Pipelines TQM	Dec. 31, 2012 Natural Gas Pipelines Northern Border	Dec. 31, 2011 Natural Gas Pipelines Northern Border	Dec. 31, 2010 Natural Gas Pipelines Northern Border	Dec. 31, 2012 Natural Gas Pipelines Northern Border TC PipeLines, LP	Dec. 31, 2012 Natural Gas Pipelines Iroquois	Dec. 31, 2012 Natural Gas Pipelines Great Lakes	Dec. 31, 2012 Natural Gas Pipelines Great Lakes TC PipeLines, LP	Dec. 31, 2012 Natural Gas Pipelines GTN	Dec. 31, 2012 Natural Gas Pipelines GTN TC PipeLines, LP	Dec. 31, 2012 Natural Gas Pipelines Bison	Dec. 31, 2012 Natural Gas Pipelines Bison TC PipeLines, LP	Dec. 31, 2012 Natural Gas Pipelines Portland	Dec. 31, 2012 Natural Gas Pipelines North Baja	Dec. 31, 2012 Natural Gas Pipelines North Baja TC PipeLines, LP	Dec. 31, 2012 Natural Gas Pipelines Tuscarora	Dec. 31, 2012 Natural Gas Pipelines Tuscarora TC PipeLines, LP	Dec. 31, 2012 Natural Gas Pipelines TransGas	Dec. 31, 2012 Natural Gas Pipelines Gas Pacifico and INNERGY	Dec. 31, 2012 Oil Pipelines mi	Dec. 31, 2012 Oil Pipelines km	Dec. 31, 2012 Oil Pipelines Phoenix Energy Holdings Limited km	Dec. 31, 2012 Oil Pipelines Phoenix Energy Holdings Limited mi	Dec. 31, 2012 Energy Sundance A MW	Dec. 31, 2012 Energy Sundance B MW	Dec. 31, 2012 Energy Sheerness MW	Dec. 31, 2012 Energy Bruce A	Dec. 31, 2012 Energy Bruce B	Dec. 31, 2012 Energy Portlands Energy	Dec. 31, 2012 Energy ASTC Power Partnership	Dec. 31, 2012 Energy Cartier Wind
DESCRIPTION OF TRANSCANADA'S BUSINESS
Number of business segments in which the entity operates	3
Description of business
Direct ownership interest (as a percent)						33.30%	33.30%	38.20%	38.20%		33.30%								53.60%		75.00%		75.00%		61.70%					46.50%	30.00%												62.00%
Ownership interest (as a percent)										50.00%			50.00%	16.70%	16.70%	19.10%	50.00%	44.50%		46.40%		25.00%		25.00%															48.90%	31.60%	50.00%	50.00%
Combined effective ownership interest (as a percent)																			69.00%		83.30%		83.30%			33.30%		33.30%
Ownership interest (as a percent)																											100.00%		100.00%
Length of pipeline system																																54	90	500	300
Length of new pipeline under regulatory approval																																1,179	1,897
Interest purchased (as a percent)																																				100.00%		100.00%
Power generating capacities of facilities purchased under PPA (in Megawatts)			560	353	756																															560	706	756
Capacity of plant under a contract to develop, own and operate (in Megawatts)												900
Number of Ontario solar projects that the entity has agreed to purchase		9
Combined capacity of Ontario solar project (in Megawatts)		86